Income Taxes (Schedule Of Components Of Income Tax Expense Benfit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current State and Local income tax expense	$ 3,936	$ 9,326	$ 1,003
Current Foreign income tax expense	7	375	634
Total current	3,943	9,701	1,637
Deferred U.S Federal income tax expense	81,549	58,858	36,957
Deferred State and Local income tax expense	7,545	580	4,703
Deferred Foreign income tax expense	(1,521)	638	(265)
Total deferred	87,573	60,076	41,395
Total income tax expense	$ 91,516	$ 69,777	$ 43,032